Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$193,733.2	$222,761.9
Less: Loss allowance	(347.0)	(331.6)

	193,386.2	222,430.3
At FVTOCI	4,199.9	7,325.6

	$197,586.1	$229,755.9

Movements of Allowance for Doubtful Receivables
Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$325.3	$246.6	$347.0
Provision (Reversal)	(78.5)	100.4	(15.5)
Effect of exchange rate changes	(0.2)	—	0.1

Balance, end of year	$246.6	$347.0	$331.6

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Not past due	$191,740.0	$205,053.1
Past due
Past due within 30 days	6,186.8	24,516.3
Past due over 31 days	6.3	518.1
Less: Loss allowance	(347.0)	(331.6)

	$197,586.1	$229,755.9